Quarterly Consolidated Financial Information (Unaudited)	12 Months Ended
May. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Consolidated Financial Information (Unaudited)
QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)

Summarized quarterly results for the years ended May 31, 2015 and 2014 are as follows (in thousands, except per share data):

	Quarter Ended
	August 31	November 30	February 28	May 31

Fiscal 2015
Revenues	$704,895	$697,291	$664,983	$706,549
Operating income	124,398	123,984	104,615	103,600
Net income	84,434	85,256	69,315	70,110
Net income attributable to Global Payments	75,366	74,781	62,568	65,325
Basic earnings per share attributable to Global Payments	0.55	0.55	0.47	0.50
Diluted earnings per share attributable to Global Payments	0.55	0.55	0.46	0.49

	Quarter Ended
	August 31	November 30	February 28	May 31
Fiscal 2014
Revenues	$629,685	$634,122	$616,452	$673,977
Operating income	107,384	111,907	97,291	88,917
Net income	71,708	79,857	60,121	58,266
Net income attributable to Global Payments	64,643	73,897	55,121	51,625
Basic earnings per share attributable to Global Payments	0.44	0.51	0.38	0.37
Diluted earnings per share attributable to Global Payments	0.44	0.51	0.38	0.36

Operating income, net income, net income attributable to Global Payments and basic and diluted earnings per share for the quarter ended May 31, 2015 include the effects of employee termination costs of $6.3 million (pre-tax) and a $1.2 million (pre-tax) charge for a transaction tax associated with the acquisition of Realex. Net income, net income attributable to Global Payments and basic and diluted earnings per share for the quarter ended May 31, 2015 also include the effect of the reversal of interest expense of $3.6 million (pre-tax) that had been previously accrued related to a previously unrecognized tax benefit. An out-of period immaterial correction related to the measurement of certain deferred tax assets was recorded in the quarter ended May 31, 2015 as a charge to income tax expense of $14.3 million ($6.8 million of which related to the quarter ended August 31, 2014).  This charge was offset by a corresponding income tax benefit recorded in the quarter ended May 31, 2015 related to a change in judgment regarding the tax rate at which those same deferred tax assets were expected to be realized in conjunction with the recognition of the previously unrecognized tax benefit related to an uncertain tax position in a foreign jurisdiction. See "Note 8 – Income Tax" for further information. Both amounts are included in the foreign income taxes line of the reconciliation between the federal statutory rate and the effective tax rate for the year ended May 31, 2015 in "Note 8 - Income Tax."